Commitments and Contingencies - Additional Information (Details)	Oct. 06, 2023	Sep. 08, 2023 Aircraft	Aug. 18, 2023	Jun. 01, 2023	May 22, 2023	Apr. 21, 2023	Jan. 27, 2023 Aircraft	Jan. 24, 2023	Dec. 14, 2022 Aircraft	Oct. 12, 2022 Aircraft	Jun. 21, 2022 Aircraft	Jan. 06, 2022 USD ($)	Oct. 14, 2021 Aircraft	Jan. 23, 2021 USD ($)	Dec. 21, 2012	Dec. 20, 2012	Sep. 30, 2023 Aircraft	Jul. 27, 2023 Aircraft	Jun. 16, 2023 Aircraft	Dec. 31, 2022 Aircraft	Jul. 29, 2022 Aircraft	Mar. 22, 2022 Aircraft	Mar. 08, 2022 Aircraft	Dec. 31, 2021 Aircraft
Other Commitments [Line Items]
Number of aircraft leased																				8				6
Date of premium finance agreement												2022		2021
Lease agreements ending date															May 31, 2028	Jun. 01, 2023
Extended lease term															60 months
Number of finance lease agreements																	7
Term of insurance policy												12-month		12-month
Financed amount of premium | $												$ 2,465,110		$ 1,345,836
Total premium amount | $												$ 3,103,325		$ 1,738,386
Rate of interest												2.38%		3.71%
Down payment | $												$ 640,665		$ 395,000
Aircraft Lease Agreement One
Other Commitments [Line Items]
Number of aircraft leased										1			1
Lease term								10 years
Lease term commenced								Jan. 24, 2023
Number of months fixed monthly rent to be paid													72 months
Lease expiration period										2026-06
Aircraft Lease Agreement Two
Other Commitments [Line Items]
Number of aircraft leased										1													1
Lease agreements ending date										Oct. 13, 2023
Lease term																							96 months
Aircraft Lease Agreement Three
Other Commitments [Line Items]
Number of aircraft leased																						1
Lease term																						72 months
Aircraft Lease Agreement Four
Other Commitments [Line Items]
Number of aircraft leased											1
Lease term				8 years
Lease term commenced				Jun. 01, 2023
Number of months fixed monthly rent to be paid											96 months
Aircraft Lease Agreement Five
Other Commitments [Line Items]
Number of aircraft leased																					1
Lease term																					72 months
Aircraft Lease Agreement Six
Other Commitments [Line Items]
Number of aircraft leased									1
Lease term			2 years
Lease term commenced			Aug. 18, 2023
Number of months fixed monthly rent to be paid									24 months
Aircraft Lease Agreement Seven
Other Commitments [Line Items]
Number of aircraft leased							1
Lease term						6 years
Lease term commenced						Apr. 21, 2023
Number of months fixed monthly rent to be paid							72 months
Aircraft Lease Agreement Eight
Other Commitments [Line Items]
Lease term				5 years
Lease term commenced				Jun. 01, 2023
Number of months fixed monthly rent to be paid					62 months
Aircraft Lease Agreement Nine
Other Commitments [Line Items]
Number of aircraft leased																			1
Lease term																			48 months
Aircraft Lease Agreement Ten
Other Commitments [Line Items]
Number of aircraft leased																		1
Aircraft Lease Agreement Eleven
Other Commitments [Line Items]
Number of aircraft leased		1
Lease term	8 years
Lease term commenced	Oct. 06, 2023
Number of months fixed monthly rent to be paid		72 months
Minimum
Other Commitments [Line Items]
Lease term																				10 months
Maximum
Other Commitments [Line Items]
Finance lease agreement terms																	5 years
Lease term																				5 years